Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (9.8%)
Alphabet, Inc. - Class A	119,299	34,306
EchoStar Corp. - Class A *	4,626	542
Meta Platforms, Inc. - Class A	38,995	22,310
Netflix, Inc. *	24,681	2,373
Spotify Technology SA *	3,758	1,822
T-Mobile US, Inc.	39,385	8,272
The Walt Disney Co.	54,091	5,213

Total		74,838

Consumer Discretionary (10.3%)
Amazon.com, Inc. *	179,815	37,450
DoorDash, Inc. - Class A *	18,424	2,766
Hyatt Hotels Corp. - Class A	27,556	3,962
Lowe’s Companies, Inc.	9,924	2,345
Marriott International, Inc.	17,649	5,773
O’Reilly Automotive, Inc. *	17,673	1,632
Pool Corp.	17,979	3,638
Ross Stores, Inc.	9,104	1,972
Royal Caribbean Cruises, Ltd.	10,823	2,978
Starbucks Corp.	44,652	4,000
Tesla, Inc. *	32,334	12,020

Total		78,536

Consumer Staples (6.0%)
British American Tobacco PLC, ADR	36,870	2,156
Casey’s General Stores, Inc.	1,495	1,088
The Coca-Cola Co.	79,373	6,036
The Magnum Ice Cream Company NV *	12,978	194
Monster Beverage Corp. *	25,649	1,859
PepsiCo, Inc.	9,848	1,529
Performance Food Group Co. *	15,201	1,302
Philip Morris International, Inc.	30,841	5,099
The Procter & Gamble Co.	13,733	1,984
Unilever PLC, ADR	57,682	3,286
US Foods Holding Corp. *	81,822	7,545
Walmart, Inc.	114,277	14,202

Total		46,280

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Energy (5.1%)
Coterra Energy, Inc.	96,748	3,400
Exxon Mobil Corp.	117,966	20,014
Marathon Petroleum Corp.	15,491	3,783
Shell PLC, ADR	77,337	7,192
Targa Resources Corp.	19,874	4,983

Total		39,372

Financials (12.7%)
American International Group, Inc.	12,769	961
Arch Capital Group, Ltd. *	29,752	2,856
The Bank of New York Mellon Corp.	26,000	3,084
Berkshire Hathaway, Inc. - Class B *	32,888	15,760
BlackRock, Inc.	9,743	9,370
Chubb, Ltd.	12,519	4,080
Everest Group, Ltd.	5,930	1,938
Fifth Third Bancorp	65,675	3,051
The Goldman Sachs Group, Inc.	12,843	10,865
KeyCorp	123,280	2,472
KKR & Co., Inc.	79,953	7,396
Marsh & McLennan Cos., Inc.	35,318	6,126
Mastercard, Inc. - Class A	32,600	16,289
Wells Fargo & Co.	164,847	13,123

Total		97,371

Health Care (10.1%)
Abbott Laboratories	14,138	1,452
AbbVie, Inc.	11,648	2,533
Amgen, Inc.	4,969	1,748
argenx SE, ADR *	940	686
AstraZeneca PLC	5,092	1,004
Bio-Techne Corp.	17,063	892
Boston Scientific Corp. *	12,642	793
Cardinal Health, Inc.	12,580	2,658
CVS Health Corp.	21,103	1,516
Danaher Corp.	10,731	2,035
Dexcom, Inc. *	29,406	1,847
Edwards Lifesciences Corp. *	29,647	2,374
Elanco Animal Health, Inc. *	31,280	748
Elevance Health, Inc.	9,693	2,838
Eli Lilly & Co.	14,647	13,472
Gilead Sciences, Inc.	12,741	1,776
GSK PLC, ADR	64,315	3,550
Haleon PLC, ADR	281,711	2,820
Incyte Corp. *	2,189	206

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Intuitive Surgical, Inc. *	7,515	3,464
IQVIA Holdings, Inc. *	8,993	1,534
Johnson & Johnson	15,045	3,678
Medtronic PLC	10,996	953
Merck & Co., Inc.	65,246	7,848
Regeneron Pharmaceuticals, Inc.	1,406	1,086
STERIS PLC	7,076	1,565
Stryker Corp.	5,930	1,949
Tenet Healthcare Corp. *	7,850	1,481
Thermo Fisher Scientific, Inc.	2,324	1,142
United Therapeutics Corp. *	1,654	981
UnitedHealth Group, Inc.	5,791	1,567
Vertex Pharmaceuticals, Inc. *	4,634	2,069
Waters Corp. *	4,249	1,265
West Pharmaceutical Services, Inc.	6,089	1,526

Total		77,056

Industrials (7.6%)
Axon Enterprise, Inc. *	1,700	722
The Boeing Co. *	15,877	3,160
Builders FirstSource, Inc. *	12,307	1,013
C.H. Robinson Worldwide, Inc.	31,351	5,206
Clean Harbors, Inc. *	16,695	4,787
CSX Corp.	65,784	2,700
Eaton Corp. PLC	12,097	4,327
EMCOR Group, Inc.	3,421	2,526
Ferguson Enterprises, Inc.	15,685	3,659
IDEX Corp.	13,944	2,643
Ingersoll-Rand, Inc.	11,819	947
Johnson Controls International PLC	8,649	1,133
L3Harris Technologies, Inc.	1,963	678
Northrop Grumman Corp.	7,007	4,780
PACCAR, Inc.	52,789	6,097
Regal Rexnord Corp.	12,279	2,299
RTX Corp.	5,871	1,132
Vertiv Holdings Co.	9,491	2,378
W.W. Grainger, Inc.	1,559	1,701
Waste Connections, Inc.	19,120	3,106

Large Cap Core Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
WESCO International, Inc.	12,300	3,366

Total		58,360

Information Technology (30.9%)
Advanced Micro Devices, Inc. *	47,241	9,610
Apple, Inc.	172,638	43,814
Arista Networks, Inc. *	29,555	3,629
Autodesk, Inc. *	9,936	2,379
Broadcom, Inc.	81,804	25,319
CrowdStrike Holdings, Inc. *	4,161	1,624
Datadog, Inc. - Class A *	18,177	2,146
KLA Corp.	4,406	6,487
Marvell Technology, Inc.	49,177	4,871
Micron Technology, Inc.	20,356	6,877
Microsoft Corp.	102,063	37,781
NVIDIA Corp.	394,547	68,809
Oracle Corp.	16,189	2,381
Palantir Technologies, Inc. - Class A *	34,712	5,078
Palo Alto Networks, Inc. *	18,606	2,983
Samsara, Inc. - Class A *	78,184	2,478
SAP SE, ADR	6,389	1,094
ServiceNow, Inc. *	11,732	1,226
Snowflake, Inc. *	19,752	2,979
Synopsys, Inc. *	13,788	5,467

Total		237,032

Materials (2.3%)
Celanese Corp.	13,065	859
Crown Holdings, Inc.	8,664	869
James Hardie Industries PLC *	229,410	4,345
Linde PLC	10,836	5,372
Newmont Corp.	12,685	1,373
Nucor Corp.	8,742	1,478
Packaging Corp. of America	6,583	1,397
PPG Industries, Inc.	18,090	1,934

Total		17,627

Real Estate (0.9%)
Welltower, Inc.	35,162	6,952

Total		6,952

Utilities (3.3%)
Atmos Energy Corp.	16,427	3,034
CMS Energy Corp.	53,153	4,124
Dominion Energy, Inc.	87,479	5,408
NRG Energy, Inc.	20,631	3,015
PG&E Corp.	198,985	3,496

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Sempra	61,001	5,928

Total		25,005

Total Common Stocks (Cost: $638,110)		758,429

Investment Companies (0.6%)
Investment Companies (0.6%)
SPDR S&P 500 ETF Trust	6,267	4,076

Total		4,076

Total Investment Companies (Cost: $4,051)		4,076

Total Investments (99.6%) (Cost: $642,161)@		762,505

Other Assets, Less Liabilities (0.4%)		3,373

Net Assets (100.0%)		765,878

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $642,161 and the net unrealized appreciation of investments based on that cost was $120,344 which is comprised of $147,041 aggregate gross unrealized appreciation and $26,697 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$758,429	$—	$—
Investment Companies	4,076	—	—

Total Assets:	$762,505	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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